Financial instruments-Fair values and risk management - Movement in the loss allowance account (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets at beginning of period	$ 518,968	$ 411,059
Net remeasurement of loss allowance	(136,493)	110,114
Amounts written off	(33,808)	0
Exchange differences	(20,118)	(2,205)
Allowance account for credit losses of financial assets at end of period	$ 328,549	$ 518,968